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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                    -----------------------

                        This Amendment (Check only one.):
                        [_]     is a restatement.
                        [_]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

 /S/ PETER A. HURWITZ
----------------------------------------------------------------------
[Signature]

New York, New York
----------------------------------------------------------------------
[City, State]

November 14, 2000
----------------------------------------------------------------------
[Date]

(a)       Dr.  Purnendu   Chatterjee  is  the  sole  shareholder  of  Chatterjee
          Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         32

Form 13F Information Table Value Total:

         $257,264 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

Name of Institutional Investment Manager:                                  Chatterjee
                                                                           Management
                                                                            Company
Form:                                                                   13F
13F File Number:                                                        28-7216
Report for the Quarter Ended:                                           September 30, 2000

                                                                                    Investment Discretion           Voting Authority
                                                                                   ---------------------------      ----------------
                                                                   Fair Market Value             Shared  Shared-
Issuer                             Title of Cusip Number  Shares      (in thousands) Sole        Instr V Other     Sole Shared None
                                   Class
------------------------------------------------------------------------------------------------------------------------------------

Answerthink Inc.                   COM      036916104        6,395        104         X                            X

Alliance Pharmaceutical Corp       COM      018773101       40,000        610         X                            X

Aspect Communications Corp.        COM      04523Q102       75,000      1,547         X                            X

BMC Software Inc.                  COM      055921100       64,635      1,236         X                            X

Biopure                            CL A     09065H105       10,000        181         X                            X

Cadence Design Systems Inc.        COM      127387108      100,000      2,569         X                            X

CCC Information Svcs Group Inc     COM      12487Q109    1,421,700     11,462         X                            X

Cognizant Technology Solutions     CL A     192446102       88,500      3,452         X                            X

Computer Assoc Intl Inc            COM      204912109      303,500      7,682         X                            X

Compuware Corp                     COM      205638109       50,000        419         X                            X

Exodus Communications Inc          COM      302088109       72,616      3,585         X                            X

Getty Images Inc.                  COM      374276103       15,000        457         X                            X

Global Telesystems Group           COM      37936U104      440,416      1,982         X                            X

I2 Technologies Inc                COM      465754109       10,000      1,871         X                            X

Iluminet Holdings Inc.             COM      452334105       58,840      1,633         X                            X

Infospace Inc.                     COM      45678T102        8,824        267         X                            X

I-Stat Corp                        COM      450312103       50,000      1,131         X                            X

Interwoven Inc.                    COM      46114T102       45,954      5,196         X                            X

                                                                                    Investment Discretion           Voting Authority
                                                                                   ---------------------------      ----------------
                                                                     Fair Market Value           Shared  Shared-
Issuer                             Title of Cusip Number  Shares      (in thousands) Sole        Instr V Other     Sole Shared None
                                   Class
------------------------------------------------------------------------------------------------------------------------------------

M Power Communications Inc         COM      62473J106      102,812        845         X                            X

Novell Inc.                        COM      670006105       24,000        239         X                            X

PE Biosystem Group                 COM      69332S102       25,000      2,913         X                            X

PE Celera Genamics Group           COM      69332S201      567,100     56,497         X                            X

Primus Telecommunications Grp      COM      741929103      354,890      3,371         X                            X

PSINET Inc.                        COM      74437C101       40,000        385         X                            X

RCN Corp                           COM      749361101      110,539      2,299         X                            X

Seagate Technology                 COM      811804103       15,000      1,058         X                            X

Selectica Inc.                     COM      816288104      624,960     24,920         X                            X

Sepracor Inc                       COM      817315104      424,872     52,126         X                            X

Software Spectrum Inc              COM      833960107      166,560      1,645         X                            X

Sybase Inc                         COM      871130100    2,827,437     65,026         X                            X

Promotions.com, Inc.               COM      74341U106      200,000        325         X                            X

Webvan Group Inc                   COM      94845V103      100,000        231         X                            X



                                                               -----------------
                                                                  $   257,264
                                                               =================
